Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,372	$ 3,372
Accumulated amortization	3,291	3,234
Amortized cost	$ 81	138
Brand name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	4 years 1 month 6 days
Cost	$ 670	670
Accumulated amortization	$ 670	670
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	2 years 6 months
Cost	$ 2,450	2,450
Accumulated amortization	$ 2,450	2,450
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years
Cost	$ 111	111
Accumulated amortization	$ 111	74
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years
Cost	$ 141	141
Accumulated amortization	$ 60	$ 40